FAIR VALUE MEASUREMENTS (Details)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%